CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Concentrations Tables Abstract
Greater than 10% of revenues from sales
In Thousands of US Dollars
Description	2018	2017	2016
Customer A	$34	$62	$7
Customer C	$126	$90	$10